Vanguard Total Corporate Bond ETF Performance Management - ETF Prospectus [Member] - Vanguard Total Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund. In March, 2025, Vanguard Total Corporate Bond ETF changed its investment strategy from seeking to track the Bloomberg U.S. Corporate Bond Index by investing all, or substantially all, of its assets in three underlying ETFs (Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF) to investing a range of securities that, in the aggregate, approximates the full Target Index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Past Does Not Indicate Future [Text]	 Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund. In March, 2025, Vanguard Total Corporate Bond ETF changed its investment strategy from seeking to track the Bloomberg U.S. Corporate Bond Index by investing all, or substantially all, of its assets in three underlying ETFs (Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF) to investing a range of securities that, in the aggregate, approximates the full Target Index.
Bar Chart [Heading]	Annual Total Returns — Vanguard Total Corporate Bond ETF Shares
Bar Chart Closing [Text Block]	The highest and lowest returns for a calendar quarter during the periods shown in the bar chart and the year-to-date return as of the most recent calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Availability Website Address [Text]	vanguard.com/performance
ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	6.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022